Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

The Company has engaged in certain transactions with entities which are considered related parties. Payments for goods and services, including legal services, to these related parties totaled $907,000, $841,000 and $699,000 in 2012, 2011 and 2010, respectively. Management believes disbursements made to related parties were substantially equivalent to those that would have been paid to unaffiliated companies for similar goods and services.